INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Less: Accumulated amortization	$ (264,380)	$ (228,833)	$ (86,645)
Intangible assets, net	$ 1,990,620	$ 2,026,167	2,168,355
Sub License (Non-Exclusive)
Effective Date	Mar. 31, 2021	Mar. 31, 2021
Intangible assets	$ 471,000	$ 471,000	471,000
End Date	August 31, 2038	August 31, 2038
Sub License (Exclusive)
Effective Date	Aug. 30, 2022	Aug. 30, 2022
Intangible assets	$ 1,784,000	$ 1,784,000	$ 1,784,000
End Date	August 31, 2038	August 31, 2038